Summarized Details of Long-Term Debt (Detail)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2010 Won Denominated Debt Senior Debt Obligations KRW	Dec. 31, 2009 Won Denominated Debt Senior Debt Obligations KRW	Dec. 31, 2010 Won Denominated Debt Senior Debt Obligations Upper Limit Notes Payable to Small Business Corporation	Dec. 31, 2010 Won Denominated Debt Senior Debt Obligations Upper Limit Notes Payable to Industrial Bank of Korea	Dec. 31, 2010 Won Denominated Debt Senior Debt Obligations Upper Limit Notes Payable to Korea Energy Management Corporation	Dec. 31, 2010 Won Denominated Debt Senior Debt Obligations Upper Limit Notes Payable to Other Korean Government Funds	Dec. 31, 2010 Won Denominated Debt Senior Debt Obligations Upper Limit Fixed and Floating Rate Debt		Dec. 31, 2010 Won Denominated Debt Senior Debt Obligations Upper Limit Other Notes Payable		Dec. 31, 2010 Won Denominated Debt Senior Debt Obligations Lower Limit Notes Payable to Small Business Corporation	Dec. 31, 2010 Won Denominated Debt Senior Debt Obligations Lower Limit Notes Payable to Industrial Bank of Korea	Dec. 31, 2010 Won Denominated Debt Senior Debt Obligations Lower Limit Notes Payable to Korea Energy Management Corporation	Dec. 31, 2010 Won Denominated Debt Senior Debt Obligations Lower Limit Notes Payable to Other Korean Government Funds	Dec. 31, 2010 Won Denominated Debt Senior Debt Obligations Lower Limit Fixed and Floating Rate Debt		Dec. 31, 2010 Won Denominated Debt Senior Debt Obligations Lower Limit Other Notes Payable		Dec. 31, 2010 Won Denominated Debt Senior Debt Obligations Notes Payable to Small Business Corporation KRW	Dec. 31, 2009 Won Denominated Debt Senior Debt Obligations Notes Payable to Small Business Corporation KRW	Dec. 31, 2010 Won Denominated Debt Senior Debt Obligations Notes Payable to Industrial Bank of Korea KRW	Dec. 31, 2009 Won Denominated Debt Senior Debt Obligations Notes Payable to Industrial Bank of Korea KRW	Dec. 31, 2010 Won Denominated Debt Senior Debt Obligations Notes Payable to Korea Energy Management Corporation KRW	Dec. 31, 2009 Won Denominated Debt Senior Debt Obligations Notes Payable to Korea Energy Management Corporation KRW	Dec. 31, 2010 Won Denominated Debt Senior Debt Obligations Notes Payable to Other Korean Government Funds KRW	Dec. 31, 2009 Won Denominated Debt Senior Debt Obligations Notes Payable to Other Korean Government Funds KRW	Dec. 31, 2010 Won Denominated Debt Senior Debt Obligations Fixed and Floating Rate Debt KRW		Dec. 31, 2009 Won Denominated Debt Senior Debt Obligations Fixed and Floating Rate Debt KRW		Dec. 31, 2010 Won Denominated Debt Senior Debt Obligations Other Notes Payable KRW		Dec. 31, 2009 Won Denominated Debt Senior Debt Obligations Other Notes Payable KRW		Dec. 31, 2010 Won Denominated Debt Subordinated Debt KRW	Dec. 31, 2009 Won Denominated Debt Subordinated Debt KRW	Dec. 31, 2010 Won Denominated Debt Subordinated Debt Upper Limit Fixed and Floating Rate Debt		Dec. 31, 2010 Won Denominated Debt Subordinated Debt Upper Limit Hybrid Instrument		Dec. 31, 2010 Won Denominated Debt Subordinated Debt Upper Limit Other Fixed Rate Notes Payable	Dec. 31, 2010 Won Denominated Debt Subordinated Debt Lower Limit Fixed and Floating Rate Debt		Dec. 31, 2010 Won Denominated Debt Subordinated Debt Lower Limit Hybrid Instrument		Dec. 31, 2010 Won Denominated Debt Subordinated Debt Lower Limit Other Fixed Rate Notes Payable	Dec. 31, 2010 Won Denominated Debt Subordinated Debt Fixed and Floating Rate Debt KRW		Dec. 31, 2009 Won Denominated Debt Subordinated Debt Fixed and Floating Rate Debt KRW		Dec. 31, 2010 Won Denominated Debt Subordinated Debt Hybrid Instrument KRW		Dec. 31, 2009 Won Denominated Debt Subordinated Debt Hybrid Instrument KRW		Dec. 31, 2010 Won Denominated Debt Subordinated Debt Other Fixed Rate Notes Payable KRW	Dec. 31, 2009 Won Denominated Debt Subordinated Debt Other Fixed Rate Notes Payable KRW	Dec. 31, 2010 Foreign currency-denominated Senior Debt Obligations KRW	Dec. 31, 2009 Foreign currency-denominated Senior Debt Obligations KRW	Dec. 31, 2010 Foreign currency-denominated Senior Debt Obligations Upper Limit Floating Rate Debt		Dec. 31, 2010 Foreign currency-denominated Senior Debt Obligations Upper Limit Other Fixed and Floating Rate Notes Payable	Dec. 31, 2010 Foreign currency-denominated Senior Debt Obligations Lower Limit Floating Rate Debt		Dec. 31, 2010 Foreign currency-denominated Senior Debt Obligations Lower Limit Other Fixed and Floating Rate Notes Payable	Dec. 31, 2010 Foreign currency-denominated Senior Debt Obligations Floating Rate Debt KRW		Dec. 31, 2009 Foreign currency-denominated Senior Debt Obligations Floating Rate Debt KRW		Dec. 31, 2010 Foreign currency-denominated Senior Debt Obligations Other Fixed and Floating Rate Notes Payable KRW	Dec. 31, 2009 Foreign currency-denominated Senior Debt Obligations Other Fixed and Floating Rate Notes Payable KRW	Dec. 31, 2010 Foreign currency-denominated Subordinated Debt KRW	Dec. 31, 2009 Foreign currency-denominated Subordinated Debt KRW	Dec. 31, 2010 Foreign currency-denominated Subordinated Debt Upper Limit Fixed and Floating Rate Debt		Dec. 31, 2010 Foreign currency-denominated Subordinated Debt Upper Limit Hybrid Instrument		Dec. 31, 2010 Foreign currency-denominated Subordinated Debt Lower Limit Fixed and Floating Rate Debt		Dec. 31, 2010 Foreign currency-denominated Subordinated Debt Lower Limit Hybrid Instrument		Dec. 31, 2010 Foreign currency-denominated Subordinated Debt Fixed and Floating Rate Debt KRW		Dec. 31, 2009 Foreign currency-denominated Subordinated Debt Fixed and Floating Rate Debt KRW		Dec. 31, 2010 Foreign currency-denominated Subordinated Debt Hybrid Instrument KRW		Dec. 31, 2009 Foreign currency-denominated Subordinated Debt Hybrid Instrument KRW		Dec. 31, 2009 Series 5 RPS KRW	Dec. 31, 2009 Series 8 RPS KRW	Dec. 31, 2010 Senior Debt Obligations KRW	Dec. 31, 2009 Senior Debt Obligations KRW	Dec. 31, 2010 Subordinated Debt KRW	Dec. 31, 2009 Subordinated Debt KRW	Dec. 31, 2009 RPS KRW
Debt Instrument [Line Items]
Long-Term Debt, Interest Rates (%)						3.76%	3.65%	4.25%	3.49%	8.11%	[1],[2]	10.00%	[3]	2.00%	0.57%	0.75%	0.50%	3.71%	[1],[2]	0.20%	[3]																			14.45%	[1],[4]	7.30%	[5]	12.00%	5.10%	[1],[4]	5.70%	[5]	10.00%													8.13%	[1]	6.45%	0.47%	[1]	0.67%									5.75%	[1]	6.82%	[6]	5.13%	[1]	5.66%	[6]
Long-Term Debt, Maturity						2019	2015	2025	2025	2038	[1],[2]	2023	[3]	2011	2011	2011	2011	2011	[1],[2]	2011	[3]																			2016	[1],[4]	2038	[5]	2014	2011	[1],[4]	2034	[5]	2012													2012	[1]	2015	2011	[1]	2011									2016	[1]	2036	[6]	2015	[1]	2035	[6]
Long-term debt, gross		46,545,999,000,000	44,850,903,000,000
Less: Unamortized discount		(50,200,000,000)	(55,922,000,000)
Long-term debt	$ 41,124,887,000	46,495,799,000,000	44,794,981,000,000	34,025,746,000,000	34,965,903,000,000																	847,781,000,000	765,594,000,000	94,441,000,000	12,631,000,000	402,517,000,000	490,151,000,000	412,049,000,000	384,001,000,000	30,740,548,000,000	[1],[2]	31,190,093,000,000	[1],[2]	1,528,410,000,000	[3]	2,123,433,000,000	[3]	5,186,476,000,000	3,286,364,000,000											3,484,072,000,000	[1],[4]	1,771,792,000,000	[1],[4]	1,700,300,000,000	[5]	1,512,572,000,000	[5]	2,104,000,000	2,000,000,000	6,251,822,000,000	4,902,252,000,000							3,833,106,000,000	[1]	3,124,662,000,000	[1]	2,418,716,000,000	1,777,590,000,000	1,081,955,000,000	1,517,880,000,000									341,670,000,000	[1]	758,940,000,000	[1]	740,285,000,000	[6]	758,940,000,000	[6]	168,504,000,000	10,000,000,000	40,277,568,000,000	39,868,155,000,000	6,268,431,000,000	4,804,244,000,000	178,504,000,000	[7]

[1]	Interest rates on floating rate debt were those rates in effect at December 31, 2009 and 2010, respectively.
[2]	Majority of these debentures relate to miscellaneous bank borrowings from individual lenders.
[3]	The Group adopted fair value election under ASC 851-15 (formerly SFAS No. 155) on certain hybrid financial instrument. The fair value of those instruments were (Won)1,067,457 million and (Won)1,949,390 million as of December 31, 2009 and 2010, respectively, and related valuation gains (losses) (net) amounting to (Won)(18,960) million and (Won)(80,749) million were recorded in net trading profits (losses).
[4]	Majority of these debentures relate to miscellaneous bank borrowings from corporate lenders and Korean governmental entities.
[5]	Shinhan Bank has a call option that can be exercised five years after the issuance date, or earlier with the approval of the Financial Supervisory Service. The call options mature in 30 years from the issuance date, but may be extended by Shinhan Bank at any time.
[6]	Shinhan Bank has a call option that can be exercised ten years after the issuance date. The call options mature in 30 years from the issuance date.
[7]	See Note 21 for the terms of the redeemable preferred stock.